Taxation - Summary of Income Tax Expense Recognized in The Consolidated Statement of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Current income tax expense for the year	€ (857)	€ (927)	€ (1,058)
Adjustments in respect of current income tax of previous years	(15)	(34)	(64)
Total current tax expense	(872)	(961)	(1,122)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	9,726	11,609	16,950
(De)recognition of deferred tax assets	(7,160)	(11,152)	(16,464)
Total deferred tax expense	2,566	457	486
Income tax expense	€ 1,694	€ (504)	€ (636)